Income Tax	11 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax

8. INCOME TAX

The sources of loss before provision for income taxes are as follows for the period from February 3, 2020 (inception) through December 31, 2020:

Period from February 3, 2020 (Inception) through December 31, 2020
Domestic	$(2,715,768)
Foreign	—

Total	$(2,715,768)

The provision for income taxes was comprised of the following for the period from February 3, 2020 (inception) through December 31, 2020:

Period from February 3, 2020 (Inception) through December 31, 2020
Current:
Federal	$9,209
State and local	3,877
Foreign	—

Total Current	13,086
Deferred:
Federal	—
State and local	—
Foreign	—

Total deferred income tax expense	—

Total provision for income taxes	$13,086

Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

Period from February 3, 2020 (Inception) through December 31, 2020
Statutory income tax benefit	$(570,311)
State income taxes, net of federal	(189,659)
Valuation allowance on start-up costs	773,056

Provision for income taxes	$13,086

For the period from February 3, 2020 (inception) through December 31, 2020, the effective tax rate differs from the U.S. statutory rate primarily due to the valuation allowance on the start-up costs and tax expense associated with nondeductible permanent adjustments.

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2020 were as follows:

December 31, 2020
Deferred Tax Assets:
Start-up costs	$773,056
Valuation allowance	(773,056)

Net deferred tax assets (liabilities)	$—

As of December 31, 2020, the Company has recorded a valuation allowance of $773,056 to offset deferred tax assets related to its start-up costs. As of December 31, 2020, the Company has no unrecognized tax benefits for which a liability should be recorded. The Company records interest and penalties associated with unrecognized tax benefits as a component of tax expense. As of December 31, 2020, the Company has not accrued interest or penalties on unrecognized tax benefits, as there are no positions recorded as of 2020. No changes to the uncertain tax positions balance are anticipated within the next 12 months, and are not expected to materially impact the financial statements.